CONCENTRATIONS	6 Months Ended
Dec. 31, 2019
CONCENTRATIONS
CONCENTRATIONS

NOTE 24. CONCENTRATIONS

For the six months ended December 31, 2018, CNPC represented approximately 44.1% and another customer represented approximately 22.3% of the Company’s revenue, respectively.

For the six months ended December 31, 2019, CNPC represented approximately 62.6%, SINOPEC represented approximately 13.1% and another customer represented approximately 19.7% of the Company’s revenue, respectively. At December 31, 2019, CNPC accounted for 41.6% and another customer accounted for 10.3% of the Company’s trade accounts receivable, net, respectively.